Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 92,695	$ 13,440	¥ 100,020
Amounts charged to expenses	3,156	458	(1,462)
Amounts written off			(3,951)
Foreign Exchange effect	6,310	914	(1,912)
Ending balance	¥ 102,161	$ 14,812	¥ 92,695